THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 14, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED.

                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE


Report for the Calendar Quarter ended:  09/30/05

Check here if Amendment [X]; Amendment Number: 2
     This Amendment (check only one.):  [ ] is a restatement.
                                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HBK Investments L.P.
Address:  300 Crescent Court, Suite 700
          Dallas, Texas 75201

Form 13F File Number: 28-6078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Jon L. Mosle
Title:    General Counsel
Phone:    (214) 758-6107

Signature, Place, and Date of Signing:

/X/ Jon L. Mosle          Dallas, Texas       November 13, 2006
    General Counsel

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  13

Form 13F Information Table Value Total:  $665,827 (thousands)

List of Other Included Managers:  NONE

FORM 13F INFORMATION TABLE
                                TITLE OF                         VALUE     SHARES/  SH/  PUT/ INVSTMNT  OTHR    VOTING AUTHORITY
NAME OF ISSUER                   CLASS               CUSIP      (X$1000)   PRN AMT  PRN  CLL  DISCRETN  MGRS    SOLE   SHRD  NONE

ALLTEL CORP                      COM              020039103      49484    760000   SHR  CALL   SOLE           760000   0       0
ALLTEL CORP                      COM              020039103      32555    500000   SHR  PUT    SOLE           500000   0       0
CENDANT CORP                     COM              151313103      52632   2550000   SHR         SOLE          2550000   0       0
GUIDANT CORP                     COM              401698105      43649    633600   SHR         SOLE           633600   0       0
GUIDANT CORP                     COM              401698105     136189   1976900   SHR  PUT    SOLE          1976900   0       0
MCI INC                          COM              552691107       1458     57439   SHR         SOLE            57439   0       0
SPRINT NEXTEL CORP               COM FON          852061100      83230   3500000   SHR  CALL   SOLE          3500000   0       0
SPRINT NEXTEL CORP               COM FON          852061100      10420    438188   SHR         SOLE           438188   0       0
VIACOM INC                       CL B             925524308      25924    785333   SHR         SOLE           785333   0       0
VIACOM INC                       CL B             925524308      48802   1478400   SHR  CALL   SOLE          1478400   0       0
CABLEVISION SYS CORP             CL A NY CABLVS   12686C109     112712   3675000   SHR         SOLE          3675000   0       0
CABLEVISION SYS CORP             CL A NY CABLVS   12686C109      61340   2000000   SHR  CALL   SOLE          2000000   0       0
INSIGHT COMMUNICATIONS INC       CL A             45768V108       7432    639003   SHR         SOLE           639003   0       0




